ROYALTY RECEIVABLE	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
8. ROYALTY RECEIVABLE

A reconciliation of the royalty receivable balance is as follows:

	January 31, 2019	January 31, 2018

Beginning balance	$3,540,753	$-
Royalty received for exploration and evaluation asset (Note 5)	-	3,603,680
Finance income	189,154	117,379
Change in foreign exchange rate	239,449	(180,306)
	$3,969,356	$3,540,753